Property and Equipment, Net	6 Months Ended
Oct. 31, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 6 – Property and equipment, net

Property and equipment, net consist of the following:

	As of April 30, 2024	As of October 31, 2024
	JPY	JPY	USD
		(Unaudited)	(Unaudited)
At cost:
Office equipment	3,559,257	3,786,348	24,853
Total	3,559,257	3,786,348	24,853
Accumulated depreciation	(2,239,373)	(2,700,635)	(17,727)
Property and equipment, net	1,319,884	1,085,713	7,126

Depreciation expense for the six months ended October 31, 2023 and 2024 amounted to JPY546,638 and JPY461,262 (USD 3,028), respectively.